                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                         as of March 31, 2000
                             (unaudited)

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Report on Financial Statements
                   For three months ending March 31, 2000
                                 (unaudited)






                                   CONTENTS

                                                            PAGE

          Investment Portfolio
          as of March 31,2000 (unaudited)                    3-4

          Statement of Assets and Liabilities                  5
          as of March 31,2000 (unaudited)

          Statement of Operations
          as of March 31, 2000 (unaudited)                     6

          Statement of Changes in Net Assets
          as of March 31, 2000 (unaudited)                     7
          Notes to Financial Statements                      8-9

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                              As of March 31, 2000
                                   (unaudited)


INDUSTRY & COMPANY                                 Shares     Value

EQUITY SECURITIES - COMMON STOCK      84.4%

    HEALTHY LIVING                     9.1%

     NBTY Inc.                                     50,000      $684,375
     Opta Food Ingredients Inc.                   239,000      $604,969
     Rexall Sundown Inc.                           50,000      $706,250
     Twinlab Corp.                                 40,000      $285,000
     Whole Food Markets Inc.com                    10,000      $414,375
                                                             ----------
                                                             $2,694,969

    COMMUNICATIONS                     0.7%

     NTN Communications Inc.                       50,000      $200,000

    CONSUMER - NON-DURABLES            8.8%

     Safety First Inc.                            250,000    $2,609,375

    FINANCIALS                         1.3%

     First Financial FD Inc Co                     50,000      $390,625

    HEALTHCARE                         8.9%

     Ascent Pediatrics                             219,969     $598,041
     Zoll Meidcal Corp.                             40,000   $2,050,000
                                                             ----------
                                                             $2,648,041

    TECHNOLOGY                        22.8%

     Alpha Industries                               20,000   $1,900,000
     Asymetrix Learning Services Inc.               10,542     $150,224
     Emerge Interactive Inc.                        10,000     $301,250
     PCD Inc.                                       94,000     $493,500
     Renaissance Worldwide Inc.                     55,000     $287,031
     Tier Technology                                95,238     $601,190
     Wave Systems Corp.                             35,000   $1,397,813
     Webhire Inc.                                  100,000   $1,637,500
                                                             ----------
                                                             $6,768,507

    INTERNET PRODUCTS & SERVICES      14.4%

     Necentives                                     20,000     $600,000
     Priceline.com Inc.                             35,000   $2,800,000
     S1 Corporation                                 10,000     $856,875
                                                             ----------
                                                             $4,256,875

    TELECOMMUNICATIONS                34.0%

     Netoptix Corp.                                 58,700  $10,081,725
                                                            -----------
TOTAL EQUITY HOLDING                  84.4%                 $29,650,117

The accompanying notes are an integral part of these financial statements

                            AH&H PARTNERS FUND LIMITED PARTNERSHIP
                                   Investment Portfolio
                                  As of Mar. 31, 2000
                                      (Unaudited)

INDUSTRY & COMPANY                                 Share       Value

PRIVATE HOLDINGS                      11.5%

     Advanced UroScience Inc.                      377,679   $1,982,815
     Ascent Pediatrics                              61,539           $0
     Cerulean Technology - Series B Pfd.           255,546     $659,309
     Cerulean Technology - Series C Pfd.            42,857     $110,571
     Cerulean Technology - Series D Pfd.            13,430      $34,649
     Marathon Technologies - Series B               31,250     $375,000
     Marathon Technologies - Series D               20,833     $249,996
     Molecular Geodesics                           650,000     $216,450
     Sys-Tech Solutions (Common Stock)             149,965      $14,997
     Sys-Tech Solutions - Series A Pfd.              2,777     $277,700
     Sys-Tech Solutions - Series B Pfd.              1,020     $102,000
                                                             ----------
TOTAL PRIVATE HOLDINGS (COST $3,206,044)                     $4,023,486

CASH & EQUIVALENTS                     4.2%

     Fidelity US Treasury Income Fund                        $1,458,814
                                                             ----------
TOTAL CASH & EQUIVALENTS (COST $1,458,813.78)                $1,458,814

                                                            -----------
TOTAL INVESTMENT PORTFOLIO           100.0%                 $35,132,417


  The accompanying notes are an intergral part of these financial statements
                                      4

                    AH&H PARTNERS FUND LIMITED PARTNERSHIP
                      Statement of Assets and Liabilities
                             As of March 31, 2000
                                 (unaudited)



                                                         Quarter Ending
                                                         March 31, 2000
                                                         --------------
ASSETS

  Investments at value(Cost Basis $22,311,123)             $35,135,144
  Recievable for investments sold                                   $0
  Notes and Interest recievable from limited partners               $0
  Repurchase agreement interest recievable                          $0
  Cash                                                            $100
                                                           -----------
TOTAL ASSETS                                               $35,135,244
                                                           -----------
                                                           -----------
LIABILITIES

  Accrued Management Fees                                      $87,837
  Accrued Capital Withdrawals                                 $186,757
  Accrued BOD Fees                                                  $0
                                                              --------

TOTAL LIABILITIES                                             $274,594
                                                              --------

NET ASSETS                                                 $34,860,651
                                                           -----------
                                                           -----------


  The accompanying notes are an integral part of these financial statements.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Statement of Operations
                      For three months ending March 31, 2000
                                   (unaudited)



                                                        Quarter Ending
                                                        March 31, 2000
                                                       ----------------
    INVESTMENT INCOME

      Income:
         Dividends                                          $32,583
         Interest                                                $0
                                                        ----------------
      Total Income                                          $32,583

      Expenses:
         Management Fees                                    $87,837
         Other expenses                                      $2,914
                                                       ---------------
      Total expenses                                        $90,751

     Net investment loss                                   ($58,168)
                                                       ---------------
                                                       ---------------

   NET REALIZED & UNREALIZED GAIN(LOSS)
     Net realized gain                                      $2,625,597

     Net unrealized apppreciation                           $7,325,592
                                                        ---------------
     Net gain on investments                                $9,951,189
                                                        ---------------

     NET INCREASE IN NET ASSETS                             $9,893,021
                                                        ---------------
                                                        ---------------






     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                      For three months ending March 31, 2000
                                 (unaudited)


                                                        Quarter Ending
                                                        March 31, 2000
                                                       ------------------

   INCREASE IN NET ASSETS

      Operations:
        Net investment loss                                    ($58,168)
        Net realized gain                                    $2,625,597
        Net unrealized apppreciation                         $7,325,592
                                                       ----------------

   Net increase in net assets from operations                $9,893,021

   Contributions to capital                                          $0

   Withdrawals from capital                                   ($186,757)
                                                       -----------------

   INCREASE IN NET ASSETS                                    $9,706,264

   Adjusted net assets at beginning of period               $25,154,386

   NET ASSETS AT END OF PERIOD                              $34,860,650
                                                       -----------------
                                                       -----------------


The accompanying notes are an integral part of these financial statements

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                          Notes to Financial Statements
                     For three months ending March 31, 2000
                                  (unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       For three months ending Sept 30, 1999
                                   (unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the three months ended March 31,2000, the Managing
    General Partner received fees of $87,837 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the the months ending September 30, 1999 aggregated $6,882,757 and $6,152,0638 respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.